Performance Management	May 26, 2026
GraniteShares 2x Long AI Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short AI Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long APP Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short APP Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long ASTS Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short ASTS Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long BB Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short BB Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long BMNR Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short BMNR Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long BTDR Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short BTDR Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long CRSR Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short CRSR Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long DBX Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short DBX Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long ETN Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short ETN Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long FIVN Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short FIVN Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long HUT Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short HUT Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Long IOT Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short IOT Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long IREN Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short IREN Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long LITE Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Short LITE Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long NTAP Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short NTAP Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long PATH Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short PATH Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long P Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short P Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long QLYS Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short QLYS Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long RKLB Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short RKLB Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long SNDK Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short SNDK Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long SOUN Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short SOUN Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long STX Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short STX Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long TDC Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short TDC Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.